Nuveen Preferred & Income Securities Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 159.6%  (51.0% of Total Investments)
X
1,434,928,534 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 82.1% (51.0% of Total Investments)
X 1,434,928,534
Banks - 31.5% (19.6% of Total Investments)
$ 19,300 Bank of America Corp 6.500% N/A (3) BBB+ $ 19,674,034
2,861 Bank of America Corp (4) 8.050% 6/15/27 Baa2 3,266,392
2,800 Bank of America Corp 4.375% N/A (3) BBB+ 2,478,000
60,000 Bank of America Corp (4) 6.125% N/A (3) BBB+ 60,000,000
12,300 Bank of America Corp 6.100% N/A (3) BBB+ 12,429,827
3,000 Bank of Nova Scotia/The 4.900% N/A (3) BBB- 2,943,480
14,799 Citigroup Inc (4) 4.000% N/A (3) BBB- 13,430,093
5,500 Citigroup Inc 5.950% N/A (3) BBB- 5,376,250
8,500 Citigroup Inc (4) 4.150% N/A (3) BBB- 7,519,100
20,700 Citigroup Inc 3.875% N/A (3) BBB- 18,698,724
3,976 Citizens Financial Group Inc (4) 5.650% N/A (3) BB+ 4,074,403
7,500 Citizens Financial Group Inc 4.000% N/A (3) BB+ 6,656,250
3,400 Citizens Financial Group Inc (4) 6.375% N/A (3) BB+ 3,289,500
14,000 CoBank ACB (4) 6.250% N/A (3) BBB+ 14,000,000
12,130 Comerica Inc (4) 5.625% N/A (3) Baa2 12,342,275
6,100 Corestates Capital III (3-Month LIBOR reference rate +
0.570% spread), 144A (4),(5)
1.076% 2/15/27 A1 5,846,056
1,250 DNB Bank ASA (3-Month LIBOR reference rate + 0.250%
spread) (5)
0.758% N/A (3) Baa2 931,250
1,250 DNB Bank ASA (6-Month LIBOR reference rate + 0.150%
spread) (5)
0.954% N/A (3) Baa2 931,250
1,000 Fifth Third Bancorp 4.500% N/A (3) Baa3 969,917
2,500 Goldman Sachs Group Inc/The 3.800% N/A (3) BBB- 2,199,960
30,000 HSBC Capital Funding Dollar 1 LP, 144A (6) 10.176% N/A (3) BBB 43,800,000
21,000 Huntington Bancshares Inc/OH (4) 4.450% N/A (3) Baa3 20,109,243
11,000 Huntington Bancshares Inc/OH (4) 5.625% N/A (3) Baa3 10,966,670
55,800 JPMorgan Chase & Co (6) 6.750% N/A (3) BBB+ 56,781,243
7,000 JPMorgan Chase & Co (4) 6.100% N/A (3) BBB+ 7,014,700
2,000 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 1,795,000
8,000 KeyCorp Capital III (4) 7.750% 7/15/29 Baa2 9,064,734
4,100 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (5)
3.804% N/A (3) Baa2 4,064,468
6,200 PNC Financial Services Group Inc/The (4) 3.400% N/A (3) Baa2 5,332,000
3,000 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 2,992,500
2,000 Regions Financial Corp 5.750% N/A (3) Baa3 2,040,000
24,100 Standard Chartered PLC, 144A (6) 7.014% N/A (3) BBB- 28,006,036
1,000 SVB Financial Group 4.100% N/A (3) Baa2 810,000
16,200 SVB Financial Group (4) 4.250% N/A (3) Baa2 14,023,125
36,386 Truist Financial Corp (6) 4.800% N/A (3) Baa2 34,664,942
46,867 Truist Financial Corp (6) 4.950% N/A (3) Baa2 46,808,416
25,580 Wells Fargo & Co (4) 7.950% 11/15/29 Baa1 31,169,976
38,150 Wells Fargo & Co (4) 3.900% N/A (3) Baa2 34,809,968
Total Banks 551,309,782
Capital Markets - 10.3% (6.4% of Total Investments)
21,300 Bank of New York Mellon Corp/The 3.750% N/A (3) Baa1 18,957,000
35,150 Bank of New York Mellon Corp/The (6) 4.700% N/A (3) Baa1 35,062,125
10,000 Bank of New York Mellon Corp/The 3.700% N/A (3) Baa1 9,250,000
18,700 Charles Schwab Corp/The (3-Month LIBOR reference rate +
4.820% spread) (5)
6.106% N/A (3) BBB 18,606,500
15,500 Charles Schwab Corp/The 4.000% N/A (3) BBB 14,054,625
39,505 Charles Schwab Corp/The (6) 5.375% N/A (3) BBB 39,804,053

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 7,500 Depository Trust & Clearing Corp/The, 144A (6) 3.375% N/A (3) A $ 6,656,250
6,000 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 6,004,740
7,600 Goldman Sachs Group Inc/The 4.950% N/A (3) BBB- 7,315,000
18,000 Goldman Sachs Group Inc/The 3.650% N/A (3) BBB- 15,615,000
10,000 State Street Corp (3-Month LIBOR reference rate + 1.000%
spread) (5)
1.826% 6/15/47 A3 8,610,655
Total Capital Markets 179,935,948
Commercial Banks - 0.7% (0.4% of Total Investments)
8,000 HSBC Capital Funding Dollar 1 LP, Reg S 10.176% N/A (3) BBB 11,680,000
Total Commercial Banks 11,680,000
Consumer Finance - 2.3% (1.5% of Total Investments)
7,400 Ally Financial Inc 4.700% N/A (3) Ba2 6,369,994
8,500 Ally Financial Inc 4.700% N/A (3) Ba2 7,339,750
14,500 American Express Co (6) 3.550% N/A (3) Baa2 12,489,575
5,000 Capital One Financial Corp (4) 3.950% N/A (3) Baa3 4,337,500
10,000 Discover Financial Services (4) 6.125% N/A (3) Ba2 10,175,000
Total Consumer Finance 40,711,819
Diversified Financial Services - 2.1% (1.3% of Total Investments)
7,500 Citigroup Inc (6) 5.950% N/A (3) BBB- 7,500,000
4,000 JP Morgan Chase & Company 6.000% N/A (3) BBB+ 4,010,000
12,800 Scentre Group Trust 2, 144A 4.750% 9/24/80 BBB+ 12,356,480
12,700 Voya Financial Inc 6.125% N/A (3) BBB- 12,636,500
Total Diversified Financial Services 36,502,980
Electric Utilities - 5.2% (3.2% of Total Investments)
8,500 American Electric Power Co Inc 3.875% 2/15/62 BBB 7,616,360
24,075 Duke Energy Corp 4.875% N/A (3) BBB- 23,834,250
19,091 Emera Inc (4) 6.750% 6/15/76 BB+ 19,353,501
10,000 NextEra Energy Capital Holdings Inc 2.951% 6/15/67 BBB 8,712,241
1,600 NextEra Energy Capital Holdings Inc (6) 4.800% 12/01/77 BBB 1,489,810
21,400 PPL Capital Funding Inc (4) 3.661% 3/30/67 BBB 18,661,052
5,600 Southern Co/The 4.000% 1/15/51 BBB- 5,320,896
6,000 Southern Co/The 4.456% 3/15/57 BBB- 5,896,518
Total Electric Utilities 90,884,628
Food Products - 0.4% (0.2% of Total Investments)
6,705 Dairy Farmers of America Inc, 144A (4) 7.125% N/A (3) BB+ 6,570,901
Total Food Products 6,570,901
Insurance - 20.2% (12.6% of Total Investments)
3,598 ACE Capital Trust II 9.700% 4/01/30 BBB+ 4,857,300
10,500 Allianz SE, 144A (4) 3.500% N/A (3) A 9,502,500
8,400 Allianz SE, Reg S 3.500% N/A (3) A 7,602,000
1,100 Allstate Corp/The (4) 6.500% 5/15/57 Baa1 1,264,309
4,400 Allstate Corp/The 5.750% 8/15/53 Baa1 4,268,660
13,300 American International Group Inc (4) 5.750% 4/01/48 BBB- 12,861,632
2,299 Aon Corp (4) 8.205% 1/01/27 BBB 2,603,618
2,100 Argentum Netherlands BV for Swiss Re Ltd, Reg S 5.625% 8/15/52 BBB+ 2,084,292
6,210 Argentum Netherlands BV for Swiss Re Ltd, Reg S (4) 5.750% 8/15/50 BBB+ 6,191,991
17,819 AXA SA, 144A (4) 6.379% N/A (3) Baa1 22,083,747
16,550 AXA SA (4),(6) 8.600% 12/15/30 A3 20,831,320
14,550 Cloverie PLC for Zurich Insurance Co Ltd, Reg S 5.625% 6/24/46 A+ 14,815,708
17,300 Legal & General Group PLC, Reg S 5.250% 3/21/47 A3 17,278,375
29,600 MetLife Capital Trust IV, 144A (4),(6) 7.875% 12/15/37 BBB 33,596,000
11,300 MetLife Inc 3.850% N/A (3) BBB 10,760,990

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 36,531 MetLife Inc, 144A (4),(6) 9.250% 4/08/38 BBB $ 45,138,522
3,000 MetLife Inc 10.750% 8/01/39 BBB 4,192,500
41,904 Nationwide Financial Services Inc (4) 6.750% 5/15/37 Baa2 44,994,420
20,600 Nippon Life Insurance Co, 144A (4) 2.750% 1/21/51 A- 17,716,000
6,500 Prudential Financial Inc (6) 3.700% 10/01/50 BBB+ 5,692,505
3,750 Prudential Financial Inc (4) 5.700% 9/15/48 BBB+ 3,749,850
27,180 Prudential Financial Inc (4) 5.625% 6/15/43 BBB+ 27,176,467
14,900 Sumitomo Life Insurance Co, 144A (4) 3.375% 4/15/81 A- 13,708,000
8,700 Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg
S (4)
4.250% 10/01/45 A+ 8,473,974
14,394 Zurich Finance Ireland Designated Activity Co, Reg S 3.000% 4/19/51 A+ 12,162,930
Total Insurance 353,607,610
Machinery - 0.3% (0.2% of Total Investments)
5,700 Stanley Black & Decker Inc (6) 4.000% 3/15/60 BBB+ 5,443,500
Total Machinery 5,443,500
Multi-Utilities - 3.5% (2.2% of Total Investments)
500 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 457,235
2,000 Dominion Energy Inc 4.350% N/A (3) BBB- 1,826,600
38,020 Dominion Energy Inc (6) 4.650% N/A (3) BBB- 36,309,100
20,900 NiSource Inc (6) 5.650% N/A (3) BBB- 20,168,500
3,000 WEC Energy Group Inc 2.619% 5/15/67 BBB 2,567,130
Total Multi-Utilities 61,328,565
Oil, Gas & Consumable Fuels - 3.1% (1.9% of Total Investments)
5,900 BP Capital Markets PLC 4.375% N/A (3) Baa1 5,733,620
16,000 Enbridge Inc (4) 5.750% 7/15/80 BBB- 15,880,000
10,934 Enterprise Products Operating LLC (4) 5.250% 8/16/77 Baa2 9,989,949
3,400 Enterprise Products Operating LLC 5.375% 2/15/78 Baa2 3,047,102
14,885 Transcanada Trust (4) 5.500% 9/15/79 BBB 14,326,813
4,560 Transcanada Trust (4) 5.600% 3/07/82 BBB 4,411,800
Total Oil, Gas & Consumable Fuels 53,389,284
Road & Rail - 1.5% (0.9% of Total Investments)
25,485 BNSF Funding Trust I (6) 6.613% 12/15/55 A 26,122,125
Total Road & Rail 26,122,125
Wireless Telecommunication Services - 1.0% (0.6% of Total Investments)
16,516 Vodafone Group PLC 7.000% 4/04/79 BB+ 17,441,392
Total Wireless Telecommunication Services 17,441,392
Total $1,000 Par (or similar) Institutional Preferred (cost $1,466,241,389) 1,434,928,534
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 935,483,562 CONTINGENT CAPITAL SECURITIES - 53.5% (33.2% of Total Investments)
X 935,483,562
Banks - 42.2% (26.0% of Total Investments)
$ 2,800 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (4)
6.750% N/A (3) Baa2 $ 2,933,000
17,800 Banco Bilbao Vizcaya Argentaria SA (6) 6.500% N/A (3) Ba2 17,243,750
11,800 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (3) Ba2 10,959,250
6,200 Banco Santander SA (4) 4.750% N/A (3) Ba1 5,476,577
24,200 Banco Santander SA, Reg S 7.500% N/A (3) Ba1 24,366,980
1,708 Barclays Bank PLC (4) 7.625% 11/21/22 BBB+ 1,738,500
63,300 Barclays PLC 7.750% N/A (3) BBB- 63,853,875
26,000 Barclays PLC 8.000% N/A (3) BBB- 26,796,250
38,585 BNP Paribas SA, 144A (4) 7.375% N/A (3) BBB 40,163,512

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPS
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 39,000 BNP Paribas SA, 144A 4.625% N/A (3) BBB $ 35,277,060
5,500 BNP Paribas SA, 144A 7.000% N/A (3) BBB 5,665,000
10,000 BNP Paribas SA, Reg S 7.375% N/A (3) BBB 10,409,100
31,550 Credit Agricole SA, 144A 8.125% N/A (3) BBB 33,916,250
2,000 Credit Agricole SA, 144A 4.750% N/A (3) BBB 1,722,500
19,653 Credit Agricole SA, 144A 7.875% N/A (3) BBB 20,144,325
4,466 Credit Agricole SA, Reg S 8.125% N/A (3) BBB 4,800,950
10,500 Danske Bank A/S, Reg S (4) 7.000% N/A (3) BBB- 10,431,876
11,588 Danske Bank A/S, Reg S 6.125% N/A (3) BBB- 11,443,150
5,000 Danske Bank A/S, Reg S 4.375% N/A (3) BBB- 4,512,500
38,192 DNB Bank ASA, Reg S (4) 4.875% N/A (3) BBB 37,127,971
8,504 HSBC Holdings PLC (4) 6.250% N/A (3) BBB 8,474,236
1,600 HSBC Holdings PLC (4) 6.000% N/A (3) BBB 1,536,000
10,000 ING Groep NV 5.750% N/A (3) BBB 9,600,000
26,700 ING Groep NV 6.500% N/A (3) BBB 26,633,250
9,600 Intesa Sanpaolo SpA, 144A 7.700% N/A (3) BB- 9,672,000
3,000 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 3,082,800
4,500 Lloyds Banking Group PLC 6.750% N/A (3) Baa3 4,532,400
48,428 Lloyds Banking Group PLC (6) 7.500% N/A (3) Baa3 49,396,560
5,075 Macquarie Bank Ltd/London, 144A (4) 6.125% N/A (3) BB+ 4,887,225
14,250 NatWest Group PLC 8.000% N/A (3) BBB- 14,998,125
17,000 NatWest Group PLC 6.000% N/A (3) BBB- 16,754,350
26,400 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 26,730,000
35,090 Nordea Bank Abp, 144A 6.125% N/A (3) BBB+ 35,309,313
18,988 Nordea Bank Abp, Reg S 6.125% N/A (3) BBB+ 19,106,675
1,000 Skandinaviska Enskilda Banken AB, Reg S 5.625% N/A (3) BBB+ 1,000,000
10,000 Skandinaviska Enskilda Banken AB, Reg S 5.125% N/A (3) BBB+ 9,567,800
73,300 Societe Generale SA, 144A 8.000% N/A (3) BB 76,400,590
4,550 Societe Generale SA, 144A 5.375% N/A (3) BB+ 3,994,900
1,700 Societe Generale SA, 144A 4.750% N/A (3) BB+ 1,507,279
9,000 Societe Generale SA, Reg S 7.875% N/A (3) BB+ 9,210,649
13,000 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 13,328,510
7,200 Svenska Handelsbanken AB 4.375% N/A (3) A- 6,678,000
15,000 UniCredit SpA, Reg S 8.000% N/A (3) BB- 15,115,650
733,727 Total Banks 736,498,688
Capital Markets - 11.3% (7.2% of Total Investments)
11,000 Credit Suisse Group AG, 144A 7.500% N/A (3) BB+ 10,893,300
58,000 Credit Suisse Group AG, 144A (4),(6) 7.500% N/A (3) BB+ 58,040,020
17,400 Credit Suisse Group AG, Reg S (4) 7.500% N/A (3) BB+ 17,402,714
6,700 Credit Suisse Group AG, Reg S 7.125% N/A (3) BB+ 6,684,590
7,400 UBS Group AG, 144A (4) 7.000% N/A (3) BBB 7,520,250
24,000 UBS Group AG, 144A (6) 4.875% N/A (3) BBB 21,960,000
25,000 UBS Group AG, 144A (4) 3.875% N/A (3) BBB 21,696,250
35,300 UBS Group AG, Reg S (4) 6.875% N/A (3) BBB 35,741,250
10,800 UBS Group AG, Reg S 5.125% N/A (3) BBB 10,368,000
10,000 UBS Group AG, Reg S 3.875% N/A (3) BBB 8,678,500
205,600 Total Capital Markets 198,984,874
Total Contingent Capital Securities (cost $962,928,657) 935,483,562
Shares Description (1) Coupon Ratings (2) Value
X 292,250,596 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 16.7% (10.4% of Total Investments)
X 292,250,596
Banks - 7.3% (4.5% of Total Investments)
233,680 Associated Banc-Corp (6) 5.625% Baa3 $ 5,659,730
315,542 Bank of America Corp (6) 5.375% BBB+ 7,093,384
346,088 Citigroup Inc 6.875% BBB- 9,178,254
53,000 CoBank ACB (6),(8) 6.200% BBB+ 5,512,000
47,500 CoBank ACB (6),(8) 6.250% BBB+ 4,773,750

Shares   Description (1) Coupon Ratings (2) Value
Banks (continued)
177,750 Farm Credit Bank of Texas, 144A (4),(6),(8) 6.750% Baa1 $ 18,352,687
50,000 Fifth Third Bancorp 4.950% Baa3 1,057,500
84,563 Fifth Third Bancorp 6.625% Baa3 2,189,336
40,000 First Republic Bank/CA 4.000% BBB- 700,000
150,000 Fulton Financial Corp 5.125% Baa3 3,160,500
11,474 JPMorgan Chase & Co 5.750% BBB+ 281,687
600 JPMorgan Chase & Co 6.000% BBB+ 15,030
722,103 KeyCorp (6) 6.125% Baa3 19,287,371
1,420,590 PNC Financial Services Group Inc/The (4) 6.125% Baa2 35,671,015
189,200 Regions Financial Corp (4) 5.700% Baa3 4,588,100
21,637 Synovus Financial Corp 5.875% BB- 553,258
212,731 Wells Fargo & Co (6) 5.850% Baa2 5,188,509
1,400 Wells Fargo & Co 4.750% Baa2 27,230
152,000 Western Alliance Bancorp 4.250% Ba1 3,339,440
Total Banks 126,628,781
Capital Markets - 2.0% (1.3% of Total Investments)
103,000 Affiliated Managers Group Inc 4.200% Baa1 1,841,640
136,229 Affiliated Managers Group Inc 5.875% Baa1 3,322,625
160,000 Affiliated Managers Group Inc 4.750% Baa1 3,152,000
356,501 Goldman Sachs Group Inc/The 5.500% BB+ 9,069,386
622,802 Morgan Stanley 5.850% Baa3 15,713,295
15,000 Northern Trust Corp 4.700% BBB+ 340,500
74,642 State Street Corp (6) 5.900% Baa1 1,880,978
Total Capital Markets 35,320,424
Consumer Finance - 0.2% (0.1% of Total Investments)
130,000 Capital One Financial Corp (4) 4.800% Baa3 2,577,900
50,338 Capital One Financial Corp (4) 5.000% Baa3 1,046,024
Total Consumer Finance 3,623,924
Diversified Financial Services - 1.1% (0.7% of Total Investments)
105,300 AgriBank FCB (6),(8) 6.875% BBB+ 11,003,850
239,758 Equitable Holdings Inc (4) 5.250% BBB- 5,217,134
100,000 Equitable Holdings Inc 4.300% BBB- 1,855,000
39,705 Voya Financial Inc (4) 5.350% BBB- 978,728
Total Diversified Financial Services 19,054,712
Diversified Telecommunication Services - 0.7% (0.4% of Total Investments)
578,314 AT&T Inc 4.750% BBB- 11,225,075
25,000 AT&T Inc 5.625% BBB+ 625,000
20,680 AT&T Inc (4) 5.000% BBB- 424,353
Total Diversified Telecommunication Services 12,274,428
Electric Utilities - 1.3% (0.8% of Total Investments)
154,334 Alabama Power Co 5.000% A3 3,889,217
5,786 CMS Energy Corp 5.875% BBB- 145,576
82,916 DTE Energy Co (6) 4.375% BBB- 1,642,566
152,276 Duke Energy Corp (4) 5.750% BBB- 3,965,267
13,220 Entergy Arkansas LLC 4.875% A 326,137
2,019 Entergy Louisiana LLC 4.875% A 49,667
16,000 Entergy Texas Inc (4) 5.375% BBB- 395,360
563 Georgia Power Co 5.000% Baa2 13,884
197,288 NextEra Energy Capital Holdings Inc (6) 5.650% BBB 4,959,820
188,947 Southern Co/The 4.950% BBB- 3,990,561
86,891 Southern Co/The (6) 5.250% BBB- 1,951,572
53,372 Southern Co/The 4.200% BBB- 1,046,625
Total Electric Utilities 22,376,252

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPS
Shares   Description (1) Coupon Ratings (2) Value
Equity Real Estate Investment Trusts (Reits) - 1.7% (1.1% of Total Investments)
135,000 Hudson Pacific Properties Inc 4.750% Baa3 $ 2,560,950
200 (9) Kimco Realty Corp 5.125% Baa2 4,912
80,301 Prologis Inc (8) 8.540% BBB 5,139,264
105,700 PS Business Parks Inc 5.250% Baa2 2,084,404
5,583 PS Business Parks Inc 4.875% Baa2 102,727
300,000 Public Storage 4.000% A3 5,673,000
193,083 Public Storage (6) 5.600% A3 4,908,170
131,589 Public Storage (6) 4.625% A3 2,908,117
111,690 Public Storage (4) 4.750% A3 2,597,909
121,528 Public Storage (10) 4.000% A3 2,294,449
4,000 Public Storage 4.700% A3 89,640
83,200 Public Storage (6) 4.125% A3 1,647,360
8,331 Public Storage (4) 4.875% A3 193,779
Total Equity Real Estate Investment Trusts (Reits) 30,204,681
Food Products - 0.2% (0.1% of Total Investments)
32,500 Dairy Farmers of America Inc, 144A (6),(8),(10) 7.875% BB+ 3,274,375
Total Food Products 3,274,375
Insurance - 1.3% (0.8% of Total Investments)
601,623 Allstate Corp/The (6) 5.100% Baa1 15,160,900
60,000 American Financial Group Inc/OH 5.625% Baa2 1,465,800
93,406 American Financial Group Inc/OH 5.875% Baa2 2,305,260
19,825 American International Group Inc 5.850% BBB- 490,669
24,814 Arch Capital Group Ltd 5.450% BBB 562,037
3,839 Hartford Financial Services Group Inc/The 6.000% BBB- 99,353
28,129 MetLife Inc 4.750% BBB 633,746
50,813 Prudential Financial Inc 4.125% BBB+ 1,047,256
40,000 RenaissanceRe Holdings Ltd 4.200% BBB 751,200
38,000 W R Berkley Corp 4.250% BBB- 715,540
5,646 W R Berkley Corp 5.700% Baa2 134,996
Total Insurance 23,366,757
Multi-Utilities - 0.7% (0.5% of Total Investments)
179,646 Algonquin Power & Utilities Corp 6.200% BB+ 4,598,937
280,000 DTE Energy Co 5.250% BBB- 6,504,400
95,000 DTE Energy Co 4.375% BBB- 1,883,850
Total Multi-Utilities 12,987,187
Oil, Gas & Consumable Fuels - 0.2% (0.1% of Total Investments)
125,563 Enbridge Inc 6.375% BBB- 3,139,075
Total Oil, Gas & Consumable Fuels 3,139,075
Total $25 Par (or similar) Retail Preferred (cost $306,836,658) 292,250,596
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 79,015,390 CORPORATE BONDS - 4.5% (2.8% of Total Investments)
X 79,015,390
Banks - 0.6% (0.4% of Total Investments)
$ 7,000 Citizens Financial Group Inc, Reg S 6.000% 1/06/71 BB+ $ 6,676,600
3,600 JPMorgan Chase & Co 8.750% 9/01/30 Baa1 4,542,397
10,600 Total Banks 11,218,997

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Equity Real Estate Investment Trusts (Reits) - 0.9% (0.5% of Total Investments)
$ 16,100 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ $ 15,372,119
Insurance - 3.0% (1.9% of Total Investments)
30,860 Liberty Mutual Group Inc, 144A (4) 7.800% 3/15/37 Baa3 39,423,650
6,150 Liberty Mutual Insurance Co, 144A (4),(6) 7.697% 10/15/97 BBB+ 7,823,659
5,300 Lincoln National Corp (3-Month LIBOR reference rate +
2.040% spread) (4),(5)
3.103% 4/20/67 BBB 4,317,380
1,000 Nippon Life Insurance Co, 144A 2.900% 9/16/51 A- 859,585
43,310 Total Insurance 52,424,274
$ 70,010 Total Corporate Bonds (cost $72,012,458) 79,015,390
Shares Description (1) Coupon Ratings (2) Value
X 29,338,878 CONVERTIBLE PREFERRED SECURITIES - 1.7% (1.0% of Total Investments)
X 29,338,878
Banks - 1.7% (1.0% of Total Investments)
7,543 Bank of America Corp 7.250% BBB+ $ 9,178,473
16,641 Wells Fargo & Co (6) 7.500% Baa2 20,160,405
Total Banks 29,338,878
Total Convertible Preferred Securities (cost $33,848,454) 29,338,878
Shares Description (1) Value
19,395,709 INVESTMENT COMPANIES - 1.1% (0.7% of Total Investments)
X 19,395,709
723,135 BlackRock Credit Allocation Income Trust $ 8,316,053
646,421 John Hancock Preferred Income Fund III 11,079,656
Total Investment Companies (cost $27,993,530) 19,395,709
Total Long-Term Investments (cost $2,869,861,146) 2,790,412,669
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.4% (0.9% of Total Investments)
24,569,887 REPURCHASE AGREEMENTS - 1.4% (0.9% of Total Investments)
X 24,569,887
$ 24,570 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/30/22, repurchase price
$24,569,887, collateralized by $25,128,500, U.S. Treasury
Bill, 0.000%, due 8/09/22, value $25,061,357
0.000% 5/02/22 $ 24,569,887
Total Short-Term Investments (cost $24,569,887) 24,569,887
Total Investments (cost $ 2,894,431,033 ) - 161 .0% 2,814,982,556
Borrowings - (46.6)% (11),(12) (814,300,000)
Reverse Repurchase Agreements, including accrued interest - (15.7)%(13) (274,736,000)
Other Assets Less Liabilities - 1.3% (14) 22,379,602
Net Assets Applicable to Common Shares - 100% $ 1,748,326,158
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index FixedRate
Fixed Rate
Payment
Frequency
Effective
Date Optional
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Capital
Services, LLC $ 521,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 9,380,842 $ 9,380,842
Morgan Stanley Capital
Services, LLC 90,000,000 Receive
1-Month
LIBOR 2.364% Monthly 6/01/18 7/01/25 7/01/28 612,969 612,969
Total unrealized appreciation on interest rate swaps $ 9,993,811

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPS
include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 1,434,928,534 $ – $ 1,434,928,534
Contingent Capital Securities – 935,483,562 – 935,483,562
$25 Par (or similar) Retail Preferred 244,194,670 48,055,926 – 292,250,596
Corporate Bonds – 79,015,390 – 79,015,390
Convertible Preferred Securities 29,338,878 – – 29,338,878
Investment Companies 19,395,709 – – 19,395,709
Short-Term Investments:
Repurchase Agreements – 24,569,887 – 24,569,887
Investments in Derivatives:
Interest Rate Swaps* – 9,993,811 – 9,993,811
Total
$ 292,929,257 $ 2,532,047,110 $ – $ 2,824,976,367
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $653,764,843 have been pledged as collateral for reverse repurchase agreements.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$723,764,201.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Principal Amount (000) rounds to less than $1,000.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Borrowings as a percentage of Total investments is 28.9%.
(12) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,723,742,950 have been pledged as collateral for borrowings.
(13) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.8%.
(14) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.